11. Capital Stock (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Common stock issued for services, value	$ 12,500	$ 27,500
Stock issued for compensation, value		83,250
Warrants outstanding	0
Options outstanding	0
Shares Issued for Services
Common stock issued for services, shares	50,000	526,599
Common stock issued for services, value	12,500	27,500
Shares Issued for Services | General and Administrative Expense [Member]
Stock issuance costs	12,500	700
Shares Issued for Services | Selling and Marketing Expense [Member]
Stock issuance costs		20,000
Shares Issued for Compensation
Stock issued for compensation, shares issued		214,555
Shares Issued for Compensation | Selling and Marketing Expense [Member]
Stock issuance costs		$ 83,250